Note 9 - Long-Term Investments (Detail)						0 Months Ended	12 Months Ended		12 Months Ended			1 Months Ended				1 Months Ended		12 Months Ended							1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Preferred Stock [Member] Sigurd Cayman [Member]	Apr. 30, 2010 Preferred Stock [Member] Sigurd Cayman [Member] USD ($)	Jul. 31, 2008 Preferred Stock [Member] Sigurd Cayman [Member] USD ($)	Apr. 16, 2012 Preferred Stock [Member] GEM [Member] USD ($)	Dec. 31, 2011 Preferred Stock [Member] GEM [Member] USD ($)	Dec. 31, 2012 Preferred Stock [Member] GEM [Member] USD ($)	Dec. 31, 2003 Preferred Stock [Member] SiGen [Member] USD ($)	Dec. 31, 2012 Preferred Stock [Member] SiGen [Member] USD ($)	Dec. 31, 2012 Common Stock [Member] X-FAB [Member] USD ($)	Nov. 30, 2012 Common Stock [Member] PVEF [Member] USD ($)	Dec. 31, 2012 Common Stock [Member] EMC [Member] USD ($)	Jun. 30, 2010 Common Stock [Member] EMC [Member] USD ($)	Jun. 30, 2010 Common Stock [Member] EMC [Member] TWD	Jun. 30, 2009 Common Stock [Member] CR Micro [Member]	Aug. 31, 2004 Common Stock [Member] CR Micro [Member] USD ($)	Dec. 31, 2011 Common Stock [Member] CR Micro [Member] USD ($)	Dec. 31, 2010 Common Stock [Member] CR Micro [Member]	Dec. 31, 2008 Common Stock [Member] CR Micro [Member] USD ($)	Dec. 31, 2011 Common Stock [Member] CR Micro [Member] HKD	Feb. 23, 2009 Common Stock [Member] CR Micro [Member] HKD	Jun. 30, 2006 Common Stock [Member] CR Micro [Member] HKD	Dec. 31, 2012 Common Stock [Member] Etrend [Member]	Sep. 30, 2008 Common Stock [Member] Sinomos [Member] USD ($)	Dec. 31, 2012 Common Stock [Member] Sinomos [Member]	Dec. 31, 2006 Common Stock [Member] Sinomos [Member] USD ($)	May 30, 2006 Common Stock [Member] Sinomos [Member] USD ($)	Jan. 31, 2005 Common Stock [Member] Sinomos [Member] USD ($)	Nov. 30, 2012 Equity Securities, Other [Member] PVEF [Member] USD ($)	Jun. 30, 2010 Equity Securities, Other [Member] PVEF [Member] USD ($)	Jun. 30, 2010 Equity Securities, Other [Member] PVEF [Member] SGD	Nov. 30, 2005 Equity Securities, Other [Member] PVEF [Member] USD ($)	Nov. 30, 2005 Equity Securities, Other [Member] PVEF [Member] SGD
Cost Method Investment, Purchase Price				$ 1,500,000	$ 5,700,000						$ 4,968,000			$ 1,960,000	62,900,000												$ 4,785,000	$ 3,288,000	$ 5,000,000		$ 357,000	500,000	$ 585,000	1,000,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			18.88%		19.54%			0.39%		0.06%	1.60%	5.00%	11.36%											7.62%		18.41%
Cost Method Investment, Purchase Price				1,500,000	5,700,000						4,968,000			1,960,000	62,900,000												4,785,000	3,288,000	5,000,000		357,000	500,000	585,000	1,000,000
Investment Owned, Balance, Shares (in Shares)			9,690,445					333,334			530,000		3,406,720	3,468,000	3,468,000				70,200,000					3,048,383		30,101,353					30	30	20	20
Cost Method Investment, Purchase Price				1,500,000	5,700,000						4,968,000			1,960,000	62,900,000												4,785,000	3,288,000	5,000,000		357,000	500,000	585,000	1,000,000
Cost Method Investment, Purchase Price (in Euro)				1,500,000	5,700,000						4,968,000			1,960,000	62,900,000												4,785,000	3,288,000	5,000,000		357,000	500,000	585,000	1,000,000
Investment Owned Value Per Unit (in Dollars)																																		50,000
Stock Redeemed or Called During Period, Value												445,000
Investment Owned, Balance, Principal Amount								78,000		23,946																				497,000
Cost Method Investment Per Share (in Dollars per share)						$ 0.235
Investment Percentage						58.40%													0.80%
Cost-method Investments, Other than Temporary Impairment							422,000		0											1,073,000					13,073,000
Cost Method Investment Sale of Shares (in Shares)													200,000
Cost Method Investment Sale of Shares Value													138,000
Cost-method Investments, Aggregate Carrying Amount													1,844,000
Available-for-sale Securities, Noncurrent																	4,547,000
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities																	756,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.00002	$ 0.00002																			0.48	0.30	0.42
Privatization Proposal Disapproved Percentage																10.00%
Marketable Securities, Realized Gain (Loss)																		1,619,000
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, before Tax																		1,611,000
Write Off Outstanding Prepayments																									$ 2,942,000